Equity Compensation Plans Narrative (Details) - USD ($)			12 Months Ended
	Jun. 19, 2013	Apr. 23, 2013	Dec. 31, 2014	Dec. 28, 2013	Jan. 31, 2011	Jan. 28, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, options granted in period			$ 509.280	$ 568.420
Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future grant fair value						$ 694,000
Equity Based Award | President and Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period (in shares)	9,000
Equity Based Award | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period (in shares)		694
RSU's
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized for nonvested awards			$ 1,500,000
RSU's | President and Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period (in shares)	3,000
2011 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercises (in dollars per share)			$ 1,000
Total compensation cost not yet recognized for nonvested stock options			$ 1,500,000
2011 Plan | Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
2011 Plan | Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			5 years
2011 Plan | Stock Options | Parent Company
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized					32,622
Number of shares available for grant			6,901
Expiration period			10 years